Significant Accounting Policies (Details) - Schedule of Financial Assets and Liabilities Measured at Fair Value on a Recurring Basis - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Liabilities:
Warrants (See Note 9)	$ 8	$ 8	$ 2,149
Level 1 [Member]
Liabilities:
Warrants (See Note 9)
Level 2 [Member]
Liabilities:
Warrants (See Note 9)
Level 3 [Member]
Liabilities:
Warrants (See Note 9)	$ 8	$ 8	$ 2,149